DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT
DEBT

6.DEBT

Note Payable

In May 2020, the Company applied for and received $783,008 in unsecured loan funding from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”).

Under the terms of the promissory note (the “PPP Note”) and the PPP Loan, interest accrued on the outstanding principal at the rate of 1% per annum. Interest expense under the PPP Loan amounted to $0 and $1,961 for the three months ended September 30, 2021 and 2020, respectively. Interest expense under the PPP Loan amounted to $279 and $2,518 for the nine months ended September 30, 2021 and 2020, respectively.

The Company received full forgiveness of all outstanding principal of, and accrued and unpaid interest on the PPP Loan as of January 13, 2021. The forgiveness of the PPP Loan qualified for debt extinguishment and as a result, the outstanding principal and accrued and unpaid interest on the PPP Loan was recorded as a net gain on extinguishment of the PPP Loan totaling $788,156 for the nine months ended September 30, 2021 and the debt was eliminated from the Company’s balance sheet.

6.DEBT (continued)

Related Party Convertible Notes Payable

During 2017 and 2018, the Company issued Related Party Convertible Promissory Notes (the “Convertible Notes”) to related parties totaling $5,500,000. The Convertible Notes bear interest at a rate of six percent (6%) per annum, without compounding. The Convertible Notes are convertible into shares of the Company’s preferred stock, upon the following: (i) a new permanent equity financing yielding gross proceeds of in excess of $10,000,000, including conversion of the outstanding principal of the Convertible Notes (a “Qualified Equity Financing”), (ii) achievement of positive free cash flow from operations on a quarterly basis for the two consecutive quarters ending 90 days prior to the maturity date, (iii) an acquisition, or (iv) upon election of the holders of the majority of the aggregate principal outstanding (the “Majority Lenders”). Preferred stock issued on conversion shall be shares of the Company’s stock that have substantially the same rights and preferences as the Company’s Series B Preferred Stock or that which is issued in such Qualified Equity Financing, depending on the applicable conversion event. During 2021, there have been no changes to the conversion prices which are detailed in the Company’s audited financial statements for the years ended December 31, 2020 and 2019. The conversion rate shall be equal to the issue price of the IPO Stock less a thirty percent (30)% discount.

The maturity date on the Convertible Notes is the earliest occurrence of (i) the closing of a Qualified Equity Financing, (ii) the date upon which prepayment by the Company occurs with the consent of the Majority Lenders, (iii) the date upon which the Convertible Notes are otherwise converted into equity securities, or (iv) March 31, 2020. In March 2020, the Majority Lenders elected to extend the maturity date through September 30, 2020. On October 1, 2020, the maturity date was further extended to March 31, 2021. On March 8, 2021, the maturity date was further extended to June 30, 2021.

The Company has determined that the terms related to the Qualified Equity Financing conversion and acquisition conversion features (collectively, the “Embedded Conversion Features”) were determined to not be clearly and closely related to the Convertible Note host instrument and meet the definition of a derivative. Therefore, the Embedded Conversion Features were bifurcated from the Convertible Notes and separately measured at fair value. The derivative liability has been subsequently marked-to-market each reporting period with changes in fair value recognized in the statement of operations (see Note 7).

Interest expense on the Convertible Notes totaled $0 and $83,178 for the three months ended September 30, 2021 and 2020, respectively.

Interest expense on the Convertible Notes totaled $156,411 and $247,726 for the nine months ended September 30, 2021 and 2020, respectively.

Unamortized debt issuance costs on the Convertible Notes totaled $0 and $9,189 at September 30, 2021 and December 31, 2020, respectively.

Debt discounts on the Convertible Notes totaled $0 and $0 as of September 30, 2021 and December 31, 2020, respectively. During the nine months ended September 30, 2021 and 2020, amortization of debt discounts amounted to $1,088 and $141,628, respectively.

Conversion of Convertible Notes Payable

In connection with the consummation of the IPO, the Company converted all $5,491,663 of its outstanding principal and all unpaid and accrued interest of $1,257,066 of the Convertible Notes into 1,206,614 shares of common stock on June 21, 2021 at a conversion price of $5.60 per share. As of September 30, 2021, there were no Convertible Notes outstanding. The Company incurred an approximate $260,000 loss on conversion of the Convertible Notes during the nine months ended September 30, 2021.

Bridge Financing

During 2020, 2019, and 2018, the Company issued certain Secured Promissory Notes (the “Bridge Notes”) to new investors and existing stockholders in an amount of $6,500,000 in order to finance the Company’s interim working capital needs. Of this amount, $1,905,000 was issued to related parties (“Related Party Bridge Notes”). The Bridge Notes, including the Related Party Bridge Notes, have identical terms.

6.DEBT (continued)

On April 16, 2021 and May 20, 2021, the Company issued additional Related Party Bridge Notes to related parties in the aggregate amount of $500,000 in order to finance the Company's working capital needs. The terms of the notes are identical to the Amended Bridge Notes (see further details below).

The Bridge Notes bear interest at a rate of twenty-four percent (24%) per annum, without compounding. The Bridge Notes and all accrued interest are due and payable on the earliest occurrence of (i) a Qualified Equity Financing, (ii) the sale of the Company, (iii) prepayment by the Company, or (iv) December 31, 2019, which was subsequently extended to June 30, 2020. In June 2020, the Bridge Notes were amended to further extend the maturity date through September 30, 2020. On October 1, 2020, the Company amended the Bridge Notes to extend the maturity date to March 31, 2021 and to increase the interest rate from 24% to 30% after October 1, 2020. On March 15, 2021, the Company entered into an Amendment to the Bridge Notes and the maturity date was further extended to April 30, 2021. The Bridge Notes will be repayable upon demand of the Majority Lenders of the Bridge Notes at any time on or after the maturity date. The Bridge Notes are senior in right of payment and priority to any Convertible Debt and subordinated to any Senior Debt. The investors that hold the Bridge Notes are granted a security interest in substantially all assets of the Company (“Collateral”).

On March 15, 2021, the Company entered into a Fifth Amendment (the “Amendment”) to the Note Subscription Agreements and Secured Promissory Notes. The Bridge Notes are hereafter referred to as the “Amended Bridge Notes”.

The terms of the Amendment are as follows:

Maturity Date

The Amended Bridge Notes shall bear interest, on a non-compounding basis, at a rate of thirty percent (30%) per annum from and after October 1, 2020, due on maturity on the earlier of (i) the closing of an initial public offering yielding gross proceeds in excess of $18,000,000, exclusive of any existing Convertible Notes (a “Qualified IPO”), (ii) the sale of the Company, (iii) prepayment by the Company, or (iv) April 30, 2021. The Majority Lenders may, with the approval of the Company, elect to extend the maturity date one or more times, at their discretion. On April 28, 2021, the maturity date was further extended to May 31, 2021. On May 12, 2021, the maturity date was further extended to June 30, 2021.

Elective Conversion Upon a Qualified IPO

The holders of the Amended Bridge Notes may voluntarily elect, at any time prior the maturity date and up to March 19, 2021, to convert 50% or more of the outstanding unpaid principal plus any amount of outstanding unpaid interest at the time of the Qualified IPO, into the same class or series of securities of the Company to be offered and issued in the Qualified IPO (the “IPO Stock”). The conversion rate shall be equal to the issue price of the IPO Stock less a thirty percent (30%) discount (“the Elective Conversion Stock”). The elective conversion amount shall be deducted from the amount of principal and interest outstanding in order to arrive at an adjusted principal and interest repayment amount. The sum of the amounts being converted on the Amended Bridge Notes shall first convert the outstanding principal and then the outstanding interest second.

Repayment of Adjusted Outstanding Interest and Principal Upon a Qualified IPO

If a Qualified IPO is consummated prior to the maturity date, and the holders have not voluntarily converted, the Company shall make a cash payment to the holders of the Amended Bridge Notes equal to the greater of either the total adjusted outstanding interest or one and one-half times (1.50X) the Third-Party Loan Proceeds (“Note Repayment Proceeds”). Third-Party Loan Proceeds are defined as the net cash proceeds received by the Company from an institutional lender, commercial bank, or other similar lender consummated on or about the time of the Qualified IPO (or contingent upon the closing of the Qualified IPO).

6.DEBT (continued)

Repayments shall first be applied to the adjusted outstanding interest due in cash to the holders of the Amended Bridge Notes . The residual value shall be next applied to the adjusted outstanding principal (the “Principal Repayment Proceeds”). The remaining cash repayment shall be calculated by multiplying the Principal Repayment Proceeds by a fraction, the numerator of which is equal to the adjusted principal repayment amount of such note holder, and the denominator of which is equal to the total adjusted outstanding principal to all note holders. In no event shall any cash payment be made to any note holder exceed the sum of the adjusted interest repayment amount plus the adjusted principal repayment amount for such note holder.

Automatic Conversion or Debt Extension

Any remaining unpaid principal, calculated by subtracting the Principal Repayment Proceeds from the total adjusted outstanding principal (the “Automatic Principal Conversion Amount”), shall then automatically convert into IPO Stock at a rate equal to the issue price of the IPO Stock less a ten percent (10%) discount (that is, at a rate of ninety percent (90%) of the issue price of the IPO Stock; such discounted IPO Stock; the “Automatic Conversion Stock”). If the Company is unable to repay at least twenty-five percent (25%) of the total adjusted outstanding principal of the Amended Bridge Notes (“the “Principal Repayment Floor”), then no Automatic Conversion Stock shall be issued and the total adjusted outstanding principal on the Amended Bridge Notes shall remain on the books of the Company under their existing Bridge Notes which shall automatically be amended to (i) have their interest rates adjusted to a rate of fifteen percent (15%) per annum and (ii) have their maturity date set to a date that is eighteen (18) months from the date of the Qualified IPO.

Amended Bridge Notes Embedded Conversion Features

The Company has determined that the terms related to the elective and automatic conversion features (collectively, the “Amended Bridge Notes Embedded Conversion Features”) were determined to not be clearly and closely related to the Amended Bridge Notes host instrument and meet the definition of a derivative. Therefore, the Amended Bridge Notes Embedded Conversion Features were bifurcated from the Amended Bridge Notes and separately measured at fair value. The derivative liability has been subsequently marked-to- market each reporting period with changes in fair value recognized in the statement of operations.

The Amended Bridge Notes Embedded Conversion Features were initially recorded as a component of the loss on debt extinguishment with an offset to the derivative liability at fair value. No related discount will be recorded on the Amended Bridge Notes, and the derivative liability will not be amortized using the effective interest rate over the term of the Amended Bridge Notes.

Debt Extinguishment

The Company evaluated the terms of the March 15, 2021 Amendment. This evaluation included analyzing whether there are significant and consequential changes to the economic substance of the Bridge Notes. If the change is deemed insignificant then the change is considered a debt modification, whereas if the change is substantial the change is reflected as a debt extinguishment. A modification or an exchange that adds or eliminates a substantive conversion option as of the conversion date would always be considered substantial and require extinguishment accounting. The addition of the elective and mandatory conversion options, as described above, would be considered substantive based on the likelihood of the option being exercised in the near future in connection with a Qualified IPO event. Accordingly, the Company accounted for the amendment of the Notes as an extinguishment of the original Bridge Notes.

As a result, the Company recorded a loss on extinguishment of $2,740,425. The extinguishment loss also included a write-off of unamortized debt issuance costs of approximately $5,700. Additionally, the Company recorded a discount on the Amended Bridge Notes of approximately $869,600, which was amortized through interest expense over the life of the Amended Bridge Notes (i.e., March 15, 2021 through April 30, 2021).

6.DEBT (continued)

Interest expense on the Bridge Notes, including $5,876 and $48,371 of related party interest expense, totaled $54,247 and $382,521 for the three months ended September 30, 2021 and 2020, respectively.

Interest expense on the Bridge Notes, including $320,469 and $694,189 of related party interest expense, totaled $1,014,657 and $1,123,890 for the nine months ended September 30, 2021 and 2020, respectively.

Unamortized debt issuance costs on the Bridge Notes totaled $0 and $7,222 as of September 30, 2021 and 2020, respectively.

Amortization of the debt discount on the Amended Bridge Notes totaled approximately $0 and $0 for the three months ended September 30, 2021 and 2020, respectively. Amortization of the debt discount on the Amended Bridge Notes totaled approximately $869,600 and $136,185 for the nine months ended September 30, 2021 and 2020, respectively.

Conversion of Bridge Notes

Upon the completion of the IPO, the Company converted $4,000,000 of its outstanding principal and accrued interest of $717,646 of the Bridge Notes, as amended, into 842,429 shares of common stock at a conversion price of $5.60 per share. The Company recognized a gain on the conversion of $9,746.

The conversion of the Amended Bridge Notes and Convertible Notes upon the consummation of the IPO resulted in an increase in total stockholder’s equity of $16,392,344. The components of this non-cash transaction are as follows for the nine months ended September 30, 2021:

Write off of derivative liability relating to the Convertible Notes	$2,644,000
Extinguishment of Convertible Notes principal	5,486,199
Accrued and unpaid interest on the Convertible Notes	1,257,066
Accumulated amortization on debt issuance costs	33,035
Loss on extinguishment of Convertible Notes	260,185
Write off of debt issuance costs	(27,573)
Write off of derivative liability relating to the Bridge Notes	2,031,300
Extinguishment of Bridge Notes principal	4,000,000
Accrued and unpaid interest on the Bridge Notes	717,646
Gain on extinguishment of Bridge Notes	(9,514)
Total conversion of Convertible Notes and Bridge Notes into common stock	$16,392,344

During the three months ended September 30, 2021, the Company paid off remaining principal of $3,000,000 and accrued interest of $64,110. As of September 30, 2021, there were no Bridge Notes outstanding.

Term Loan

On August 13, 2021 (the "Closing Date"), the Company entered into a Loan and Security Agreement with Western Alliance Bank (the “Lender”) in the amount of $3,500,000 for working capital needs (the “Term Loan”). The Company has the option to request an additional advance in the amount of $1,500,000, which the Company has not yet borrowed as of September 30, 2021. The additional advance of $1,500,000 is available to the Company during the "Draw Period," which is defined in the Term Loan as the "period commencing on the Closing Date and ending the earlier to occur of (a) February 13, 2023, and (b) an Event of Default." The Term Loan bears interest at a rate equal to three-quarters of one percent (0.75%) above the Prime Rate. As of September 30, 2021, the interest rate on the Term Loan is 4.00% which is equal to 0.75% above the Prime Rate of 3.25%. Interest is due and payable on the tenth (10th) calendar day of each month during the term of the Term Loan. The Term Loan principal is payable in thirty (30) equal monthly installments, plus accrued interest, beginning on March 10, 2023, and continuing on the same day of each month through August 10, 2025 (the “Term Loan Maturity Date”), at which time all amounts shall be immediately due and payable.

6.DEBT (continued)

The Company shall have the option to prepay all, but not less than all, of the outstanding loan balance, provided the Company a) delivers written notice to the financial institution of their election to prepay such Term Loan at least ten (10) days prior to such prepayment and b) pay, on the date of such prepayment, (1) all outstanding principal with respect to the Term Loan, plus accrued but unpaid interest, plus (2) all fees (including any late fee), and other sums, including bank expenses, if any, that shall have become due and payable. The Lender which holds the Term Loan is granted a security interest in substantially all assets of the Company (“Collateral”). The Term Loan contains certain covenants that the Company considers usual and customary for an agreement of this type for comparable commercial borrowers, and as of September 30, 2021 we were in compliance with all Term Loan covenants.

Interest expense on the Term Loan totaled $18,399 and $0 for the three and nine months ended September 30, 2021 and 2020, respectively.

Debt issuance costs totaled $74,897, comprised of a warrant to purchase 12,500 shares of common stock issued to the Lender with a fair value of $49,072, (the "Lender Warrant") and fees paid of $25,825 to the Lender. Amortization of the debt issuance costs related to the Term Loan, included in interest expense on the statement of operations, totaled $3,277 and $0 for the three and nine months ended September 30, 2021 and 2020, respectively.

Unamortized debt issuance costs on the Term Loan totaled $71,620 and $0 at September 30, 2021 and December 31, 2020, respectively.

5.DEBT

Note Payable

In May 2020, the Company applied for and received $783,008 in unsecured loan funding from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”).

Under the terms of the promissory note (the “PPP Note”) and the PPP Loan, interest accrues on the outstanding principal at the rate of 1% per annum. Interest expense under the PPP Loan amounted to $5,127 for the year ended December 31, 2020.

The PPP Loan is a forgivable loan and subsequent to year end, the Company received full forgiveness of all principal and interest in January 2021.

5.DEBT (continued)

Related Party Convertible Notes Payable

During 2017 and 2018, the Company issued Related Party Convertible Promissory Notes (the “Convertible Notes”) to related parties totaling $5,500,000. The Convertible Notes bear interest at a rate of six percent (6%) per annum, without compounding. The Convertible Notes are convertible into shares of the Company’s preferred stock, upon the following: (i) a new permanent equity financing yielding gross proceeds of in excess of $10,000,000, including conversion of the outstanding principal of the Convertible Notes (a “Qualified Equity Financing”), (ii) achievement of positive free cash flow from operations on a quarterly basis for the two consecutive quarters ending 90 days prior to the maturity date, (iii) an acquisition, or (iv) upon election of the holders of the majority of the aggregate principal outstanding (the “Majority Lenders”). An “acquisition” shall mean the sale of all or substantially all of the capital stock or assets of the Company in a business combination or other acquisition; a merger, consolidation or reorganization of the Company in connection with a business combination (but not in connection with an equity financing); or the sale or transfer of control by the stockholders of the Company to a third party (in a single transaction or series of related transactions) representing a majority of the voting power of the Company (other than in connection with an issuance of equity securities designed to raise working capital, including a Qualified Equity Financing). Preferred stock issued on conversion shall be shares of the Company’s stock that have substantially the same rights and preferences as the Company’s Series B Preferred Stock or that which is issued in such Qualified Equity Financing, depending on the applicable conversion event.

Conversion Prices

The conversion price of the Convertible Notes may vary based on the type and timing of the triggering event which causes conversion of the Convertible Notes. If the Qualified Equity Financing occurs within 12 months from the issuance date of the Convertible Note, the conversion price will be the lesser of (A) if (i) the holder is a Majority Lender, the issue price of the preferred stock less a twenty percent (20%) discount to the issue price of such preferred stock (that is, at a rate of eighty percent (80%) of the issue price of the preferred stock), or (ii) the holder is not a Majority Lender, the issue price of the preferred stock less a ten percent (10%) discount to the issue price of such preferred stock (that is, at a rate of ninety percent (90%) of the issue price of the preferred stock), or (B) such price per share commensurate with a pre-money valuation of the Company, as defined in the note subscription agreement, calculated on a fully-diluted basis.

If the Qualified Equity Financing occurs later than 12 months from the issuance date of the Convertible Note, the conversion price ranges from the lesser of (A) if (i) the holder is a Majority Lender, the issue price of the preferred stock less a thirty percent (30%) discount to the issue price of such preferred stock (that is, at a rate of seventy percent (70%) of the issue price of the preferred stock),or (ii) the holder is not a Majority Lender, the issue price of the preferred stock less a twenty percent (20%) discount to the issue price of such preferred stock (that is, at a rate of eighty percent (80%) of the issue price of the preferred stock),or (B) such price per share commensurate with a pre-money valuation of the Company, as defined in the note subscription agreement, calculated on a fully-diluted basis.

In the event that the Company is sold, the Convertible Notes shall either be repaid in full or converted into common stock at the option of the Majority Lenders. The conversion price shall be the quotient of the aggregate principal and accrued interest outstanding on the Convertible Notes divided by a price per share determined in accordance with the same two scenarios noted above in the event of a Qualified Equity Financing.

Should the Company achieve positive free cash flows pursuant to the note subscription agreement or the Majority Lenders elect to convert the Convertible Notes prior to or at maturity, the conversion price per share shall be commensurate with a pre-money valuation of the Company, as defined in the note subscription agreement, calculated on a fully-diluted basis.

5.DEBT (continued)

Embedded Conversion Features

The Company has determined that the terms related to the Qualified Equity Financing conversion and acquisition conversion features (collectively, the “Embedded Conversion Features”) were determined to not be clearly and closely related to the Convertible Note host instrument and meet the definition of a derivative. Therefore, the Embedded Conversion Features were bifurcated from the Convertible Notes and separately measured at fair value. The derivative liability has been subsequently marked-to-market each reporting period with changes in fair value recognized in the statement of operations.

The Embedded Conversion Features were initially recorded as a debt discount with an offset to the derivative liability at fair value. The debt discount is amortized using the effective interest rate over the original term of the Convertible Notes.

Maturity Date

The maturity date on the Convertible Notes is the earliest occurrence of (i) the closing of a Qualified Equity Financing, (ii) the date upon which prepayment by the Company occurs with the consent of the Majority Lenders, (iii) the date upon which the Convertible Notes are otherwise converted into equity securities, or (iv) June 30, 2019. In August 2018, the maturity date was extended to March 31, 2020. If, upon the maturity date, the Convertible Notes have not been converted into preferred stock, then the Majority Lenders may elect to (i) demand repayment of the outstanding principal and accrued interest, (ii) convert the Notes into two times the Participating Preferred Stock (as defined in the note subscription agreement) and Conversion Preferred Stock (as defined in the note subscription agreement), or (iv) extend the maturity date by up to an additional 18 months. In March 2020, the Majority Lenders elected to extend the maturity date through September 30, 2020. On October 1, 2020, the maturity date was further extended to March 31, 2021. On March 8, 2021, the maturity date was further extended to June 30, 2021. The Company may not prepay the Convertible Notes without the written consent of the Majority Lender. The Convertible Notes are subordinated in right of payment and priority to any Senior Debt. “Senior Debt” refers to all present and future indebtedness for money borrowed of the Company from institutional lenders, commercial credit companies, commercial banks, credit unions, government agencies, venture debt firms, and other commercial lenders.

Interest expense on the Convertible Notes totaled $330,904 and $330,000 for the years ended December 31, 2020 and 2019, respectively.

Unamortized debt issuance costs on the Convertible Notes totaled $9,189 and $13,539 at December 31, 2020 and December 31, 2019, respectively.

Debt discounts on the Convertible Notes totaled $0 and $136,185 for the years ended December 31, 2020 and 2019, respectively. During the years ended December 31, 2020 and 2019, amortization of debt discounts amounted to $136,185 and $544,741, respectively.

Bridge Financing

During 2020, 2019, and 2018, the Company issued Secured Promissory Notes (the “Bridge Notes”) to new investors and existing stockholders in an amount of $6,500,000 in order to finance the Company’s interim working capital needs. Of this amount, $1,905,000 is held by related parties. The Bridge Notes bear interest at a rate of twenty-four percent (24%) per annum, without compounding. The Bridge Notes and all accrued interest are due and payable on the earliest occurrence of (i) a Qualified Equity Financing, (ii) the sale of the Company, (iii) prepayment by the Company, or (iv) December 31, 2019, which was subsequently extended to June 30, 2020. In June 2020, the Bridge Notes were amended to further extend the maturity date through September 30, 2020. On October 1, 2020, the Company amended the Bridge Notes to extend the maturity date to March 31, 2021 and to increase the interest rate from 24% to 30% after October 1, 2020. On March 15, 2021, the maturity date was further extended to April 30, 2021. The Bridge Notes will be repayable upon demand of the Majority Lenders of the Bridge Notes at any time on or after the maturity date. The Bridge Notes are senior in right of payment and priority to any Convertible Debt and subordinated to any Senior Debt. The investors that hold the Bridge Notes are granted a security interest in substantially all assets of the Company (“Collateral”).

5.DEBT (continued)

Interest expense on the Bridge Notes totaled $1,168,738 and $549,248 for the years ended December 31, 2020 and 2019, respectively. Unamortized debt issuance costs on the Bridge Notes totaled $5,771 and $8,673 for the years ended December 31, 2020 and 2019, respectively.

Related Party Bridge Notes

During 2018, 2019 and 2020 the Company issued Secured Promissory Notes (“Related Party Bridge Notes”) to various related parties including executives and their immediate family members. As of December 31, 2020 and 2019, Related Party Bridge Notes amounted to $1,905,000 and $1,655,000, respectively. The Related Party Bridge Notes bear interest at a rate of twenty-four percent (24%) per annum, without compounding. The principal and all accrued interest are due and payable on the earliest occurrence of (i) a Qualified Equity Financing, (ii) the sale of the Company, prepayment by the Company, or (iii) December 31, 2019, which has been extended to June 30, 2020. In June 2020, the Company extended the maturity date through September 30, 2020. On October 1, 2020, the Company amended the Bridge Notes to extend the maturity date to March 31, 2021 and to increase the interest rate from 24% to 30% after October 1, 2020. On March 15, 2021, the maturity date was further extended to April 30, 2021.

The interest expense associated with the Related Party Bridge Notes was $446,660 and $292,938 for the years ended December 31, 2020 and 2019, respectively.